FAIR VALUE MEASUREMENTS (Q1) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 92,679,503	$ 88,654,397	$ 91,872,418
Proceeds from Trust Account	0	0	600,000
Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	321	430	234
U.S. Treasury Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 92,679,182	$ 88,653,967	$ 91,872,184